Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Equity attributable to equity holders of Shinhan Financial Group Co., Ltd.	Common Stock	Hybrid Bonds	Capital Surplus	Capital Adjustments	Accumulated Other Comprehensive Income (loss)	Retained Earnings	Non Controlling Interest
Beginning Balance at Dec. 31, 2017	₩ 33,703,617	₩ 32,820,220	₩ 2,645,053	₩ 423,921	₩ 9,887,335	₩ (398,035)	₩ (529,734)	₩ 20,791,680	₩ 883,397
Adoption effect of IFRS9 and IFRS15, net of tax (Note 49)	(532,020)	(528,865)	0	0	0	0	(277,011)	(251,854)	(3,155)
Total comprehensive income for the year:
Profit for the year	3,198,265	3,156,722	0	0	0	0	0	3,156,722	41,543
Other comprehensive income (loss), net of income tax:
Gain (loss) on financial asset at fair value through other comprehensive income	181,098	179,793	0	0	0	0	179,793	0	1,305
Gain (loss) on financial instruments at fair value through profit or loss (overlay approach)	(54,333)	(54,333)	0	0	0	0	(54,333)	0	0
Foreign currency translation adjustments	19,983	20,465	0	0	0	0	20,465	0	(482)
Equity in other comprehensive income of associates	7,435	7,435	0	0	0	0	7,435	0	0
Net change in unrealized fair value of cash flow hedges	(20,192)	(20,192)	0	0	0	0	(20,192)	0	0
Other comprehensive income of separate account	8,676	8,676	0	0	0	0	8,676	0	0
Remeasurements of defined benefit plans	(93,098)	(92,687)	0	0	0	0	(92,687)	0	(411)
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	1,723	1,723	0	0	0	0	1,723	0
Total other comprehensive income (loss)	51,292	50,880	0	0	0	0	50,880	0	412
Total comprehensive income for the year	3,249,557	3,207,602	0	0	0	0	50,880	3,156,722	41,955
Other changes in equity:
Dividends	(687,589)	(687,589)	0	0	0	0	0	(687,589)	0
Dividends to hybrid bonds	(40,357)	(40,357)	0	0	0	0	0	(40,357)	0
Issuance of hybrid bonds	1,107,838	1,107,838	0	1,107,838	0	0	0	0	0
Redemption of hybrid bonds	0	0	0	0	0	0	0	0	0
Acquisition of treasury stock (Note 29)	(155,923)	(155,923)	0	0	0	(155,923)	0	0	0
Change in other capital adjustments	2,699	2,699	0	0	8,153	1,063	0	(6,517)	0
Change in other non-controlling interests	3,608	0	0	0	0	0	0	0	3,608
Other changes in equity	230,276	226,668	0	1,107,838	8,153	(154,860)	0	(734,463)	3,608
Reclassification of OCI retained earnings	0	0	0	0	0	0	2,645	(2,645)	0
Ending Balance at Dec. 31, 2018	36,651,430	35,725,625	2,645,053	1,531,759	9,895,488	(552,895)	(753,220)	22,959,440	925,805
Other changes in equity:
Redemption of preferred stock	0	0	0	0	0	0	0		0
Profit for the year	3,642,384	3,403,497						3,403,497	238,887
Gain (loss) on financial asset at fair value through other comprehensive income	365,109	297,652					297,652		67,457
Gain (loss) on financial instruments at fair value through profit or loss (overlay approach)	162,967	150,678					150,678		12,289
Foreign currency translation adjustments	105,771	104,388					104,388		1,383
Equity in other comprehensive income of associates	3,294	3,294					3,294
Net change in unrealized fair value of cash flow hedges	(18,589)	(15,960)					(15,960)		(2,629)
Other comprehensive income of separate account	10,427	10,427					10,427
Remeasurements of defined benefit plans	(54,644)	(54,850)					(54,850)		206
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	(8,425)	(8,425)					(8,425)
Total other comprehensive income (loss)	565,910	487,204					487,204		78,706
Total comprehensive income for the year	4,208,294	3,890,701					487,204	3,403,497	317,593
Dividends	(753,041)	(753,041)	0	0	0	0	0	(753,041)	0
Dividends to hybrid bonds	(61,993)	(61,993)	0	0	0	0	0	(61,993)	0
Issuance of hybrid bonds	199,476	199,476		199,476
Issuance of convertible preferred shares	747,791	747,791	87,410		660,381
Redemption of hybrid bonds	0	0	0	0	0	0	0	0	0
Acquisition of treasury stock (Note 29)	(444,077)	(444,077)	0	0	0	(444,077)	0	0	0
Change in other capital adjustments	(126,536)	(126,536)			9,484	(119,798)		(16,222)
Change in other non-controlling interests	1,509,037								1,509,037
Other changes in equity	1,070,657	(438,380)	87,410	199,476	669,865	(563,875)		(831,256)	1,509,037
Reclassification of OCI retained earnings							5,860	(5,860)
Ending Balance at Dec. 31, 2019	41,930,381	39,177,946	2,732,463	1,731,235	10,565,353	(1,116,770)	(260,156)	25,525,821	2,752,435
Total comprehensive income for the year:
Profit for the year	3,498,076	3,414,595					0	3,414,595	83,481
Other comprehensive income (loss), net of income tax:
Gain (loss) on financial asset at fair value through other comprehensive income	(107,769)	(107,484)					(107,484)		(285)
Gain (loss) on financial instruments at fair value through profit or loss (overlay approach)	90,298	90,298					90,298		0
Foreign currency translation adjustments	(161,365)	(159,596)					(159,596)		(1,769)
Equity in other comprehensive income of associates	(3,328)	(3,328)					(3,328)		0
Net change in unrealized fair value of cash flow hedges	(14,460)	(14,460)					(14,460)		0
Other comprehensive income of separate account	3,884	3,884					3,884		0
Remeasurements of defined benefit plans	15,812	15,752					15,752		60
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	3,084	3,084					3,084		0
Total other comprehensive income (loss)	(173,844)	(171,850)					(171,850)		(1,994)
Total comprehensive income for the year	3,324,232	3,242,745					(171,850)	3,414,595	81,487
Other changes in equity:
Dividends	(883,929)	(883,929)	0	0	0	0	0	(883,929)	0
Dividends to hybrid bonds	(85,327)	(85,327)	0	0	0	0	0	(85,327)	0
Issuance of hybrid bonds	448,699	448,699		448,699
Issuance of convertible preferred shares	0	0
Redemption of hybrid bonds	0	0	0	0	0	0	0	0	0
Acquisition of treasury stock (Note 29)	(150,467)	(150,467)	0	0	0	(150,467)	0	0	0
Disposal of treasury stock (Note 29)	451,809	451,809				451,809
Retirement of treasury stock (Note 29)	(25)	(25)				150,000		(150,025)
Change in other capital adjustments	433,164	433,164			471,812	(22,507)		(16,141)
Change in other non-controlling interests	(546,631)								(546,631)
Other changes in equity	1,102,245	1,648,876	237,178	448,699	1,669,586	428,835		(1,135,422)	(546,631)
Reclassification of OCI retained earnings							27,825	(27,825)
Ending Balance at Dec. 31, 2020	46,356,858	44,069,567	2,969,641	₩ 2,179,934	12,234,939	₩ (687,935)	₩ (404,181)	₩ 27,777,169	₩ 2,287,291
Other changes in equity:
Paid in capital increase	₩ 1,434,952	₩ 1,434,952	₩ 237,178		₩ 1,197,774